                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               -------------
         This Amendment (Check only one.):  [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brookside Capital Management, LLC*
Address:  111 Huntington Avenue
          Boston, MA  02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Domenic J. Ferrante
Title:    Managing Director
Phone:    (617) 516-2000

Signature, Place, and Date of Signing:


  /s/ Domenic J. Ferrante            Boston, MA              8/16/210
  -----------------------          ---------------          ----------

* Brookside Capital Management, LLC is the general partner of Brookside Capital Investors II, L.P., the general partner of Brookside Capital Trading Fund, L.P. (the "Fund"). Domenic J. Ferrante is the Managing Director of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   2
Form 13F Information Table Entry Total:             89
Form 13F Information Table Value Total:      6,200,054
                                         -------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ------------------------------------
 1    28-13491               Brookside Capital Trading Fund, L.P.
 2    28-13492               Brookside Capital Investors II, L.P.

                      BROOKSIDE CAPITAL PARTNERS FUND, L.P.
                    FORM 13F INFORMATION TABLE AS OF 06/30/10

                                                           MARKET VALUE                                  VOTING AUTHORITY
                                                               LONG                  INVESMENT   OTHER   ----------------
NAME OF ISSUER                TITLE OF CLASS     CUSIP        X1000        SHARES    DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- ---------------- ----------- ------------- ------------ ---------- -------- ---- ------ ----
ACE LTD                      SHS               H0023R105        308,880    6,000,000    SOLE               X
ALLOT COMMUNICATIONS LTD     SHS               M0854Q105         15,077    3,426,638    SOLE               X
AMAZON COM INC               COM               023135106        109,763    1,004,600    SOLE               X
AMERICAN TOWER CORP          CL A              029912201         45,426    1,020,800    SOLE               X
AMYLIN PHARMACEUTICALS INC   COM               032346108         78,762    4,189,482    SOLE               X
ANHEUSER-BUSCH INBEV SA/NV   SPONSORED         03524A108         59,659    1,242,632    SOLE               X
APPLE INC                    COM               037833100        266,546    1,059,700    SOLE               X
APPLIED MICRO CIRCUITS CORP  COM NEW           03822W406         43,694    4,169,253    SOLE               X
ASHLAND INC NEW              COM               044209104         33,361      718,678    SOLE               X
ASSURED GUARANTY LTD         COM               G0585R106         39,810    3,000,000    SOLE               X
AVEO PHARMACEUTICALS INC     COM               053588109          9,191    1,300,000    SOLE               X
BAKER HUGHES INC             COM               057224107         14,550      350,000    SOLE               X
BALL CORP                    COM               058498106         14,769      279,561    SOLE               X
BANK OF AMERICA CORPORATION  COM               060505104        276,623   19,250,000    SOLE               X
BAXTER INTL INC              COM               071813109        111,772    2,750,300    SOLE               X
BOEING CO                    COM               097023105        152,761    2,434,431    SOLE               X
BORGWARNER INC               COM               099724106         14,103      377,687    SOLE               X
COMPANHIA BRASILEIRA DE DIST SPN ADR PFD CL A  20440T201         24,630      354,290    SOLE               X
CADENCE DESIGN SYSTEM INC    COM               127387108         39,637    6,845,751    SOLE               X
CAMERON INTERNATIONAL CORP   COM               13342B105         20,878      642,000    SOLE               X
CARNIVAL CORP                PAIRED CTF        143658300         29,544      977,000    SOLE               X
CELANESE CORP DEL            COM SER A         150870103         85,376    3,427,391    SOLE               X
CHECK POINT SOFTWARE TECH LT ORD               M22465104        151,097    5,125,421    SOLE               X
CHINA LODGING GROUP LTD      SPONSORED ADR     16949N109         12,980      850,000    SOLE               X
CIENA CORP                   COM NEW           171779309         91,537    7,218,973    SOLE               X
COGNIZANT TECHNOLOGY SOLUTIO CL A              192446102        153,384    3,063,998    SOLE               X
COMMSCOPE INC                COM               203372107          9,951      418,637    SOLE               X
COOPER INDUSTRIES PLC        SHS               G24140108         21,553      489,831    SOLE               X
CVS/CAREMARK CORP            COM               126650100        247,148    8,429,346    SOLE               X
DANAHER CORP DEL             COM               235851102         72,978    1,966,000    SOLE               X
DENDREON CORP                COM               24823Q107        139,627    4,318,794    SOLE               X
DIRECTV                      COM CLA A         25490A101         89,560    2,640,328    SOLE               X
DOMINOS PIZZA INC            COM               25754A201          8,876      785,461    SOLE               X
ELECTRONIC ARTS INC          COM               285512109         94,431    6,557,737    SOLE               X
ELOYALTY CORP                COM NEW           290151307          2,882      486,031    SOLE               X
E M C CORP MASS              COM               268648102        240,785   13,157,625    SOLE               X
EMULEX CORP                  COM NEW           292475209         38,997    4,248,000    SOLE               X

                                                           MARKET VALUE                                  VOTING AUTHORITY
                                                               LONG                  INVESMENT   OTHER   ----------------
NAME OF ISSUER                TITLE OF CLASS     CUSIP        X1000        SHARES    DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- ---------------- ----------- ------------- ------------ ---------- -------- ---- ------ ----
FLOWSERVE CORP               COM               34354P105         27,890      328,890    SOLE               X
FOCUS MEDIA HLDG LTD         SPONSORED ADR     34415V109         17,856    1,149,789    SOLE               X
GOLDMAN SACHS GROUP INC      COM               38141G104         85,326      650,000    SOLE               X
GOODRICH CORP                COM               382388106         69,608    1,050,685    SOLE               X
GOOGLE INC                   CL A              38259P508        189,213      425,245    SOLE               X
HALLIBURTON CO               COM               406216101         34,518    1,406,032    SOLE               X
HELMERICH & PAYNE INC        COM               423452101         11,420      312,706    SOLE               X
HOME INNS & HOTEL MGMT INC   SPON ADR          43713W107         37,881      970,304    SOLE               X
INTEL CORP                   COM               458140100         15,136      778,195    SOLE               X
INTL PAPER CO                COM               460146103         49,660    2,194,441    SOLE               X
JDS UNIPHASE CORP            COM PAR $0.001    46612J507         41,980    4,266,217    SOLE               X
KOHL'S CORP                  COM               500255104        316,115    6,655,058    SOLE               X
LIBERTY MEDIA CORP NEW       LIB STAR COM A    53071M708              5           90    SOLE               X
LINCOLN NATL CORP IND        COM               534187109         47,191    1,942,800    SOLE               X
MACYS INC                    COM               55616P104         29,079    1,624,500    SOLE               X
MAP PHARMACEUTICALS INC      COM               56509R108         39,264    2,999,526    SOLE               X
MEAD JOHNSON NUTRITION       CL A              582839106        217,949    4,348,553    SOLE               X
MINDRAY MEDICAL INTL LTD     SPON ADR          602675100         52,222    1,662,072    SOLE               X
MOLSON COORS BREWING CO      CL B              60871R209         64,660    1,526,451    SOLE               X
MSC INDUSTRIALS DIRECT CO    CL A              553530106         43,578      860,200    SOLE               X
NANOSPHERE INC               COM               63009F105         19,502    4,473,037    SOLE               X
NEWS CORP                    CL A              65248E104         75,719    6,330,981    SOLE               X
OWENS CORNING NEW            COM               690742101         24,215      809,600    SOLE               X
PARAMETRIC TECHNOLOGY CORP   COM NEW           699173209         49,784    3,177,000    SOLE               X
PERFECT WORLD CO LTD         SPON ADR REP B    71372U104         15,820      718,753    SOLE               X
PPL CORP                     COM               69351T106         50,100    2,008,000    SOLE               X
PUBLIC SVC ENTERPRISE GROUP  COM               744573106         48,677    1,553,694    SOLE               X
SBA COMMUNICATIONS CORP      COM               78388J106         17,624      518,201    SOLE               X
SCHLUMBERGER LTD             COM               806857108        167,144    3,020,305    SOLE               X
SEADRILL LIMITED             SHS               G7945E105         22,259    1,217,682    SOLE               X
SKECHERS U S A INC           CL A              830566105         10,429      285,575    SOLE               X
SONUS NETWORKS INC           COM               835916107         43,957   16,220,387    SOLE               X
SOTHEBYS                     COM               835898107         11,435      500,000    SOLE               X
SOURCEFIRE INC               COM               83616T108          7,492      394,300    SOLE               X
STANLEY BLACK & DECKER INC   COM               854502101         58,623    1,160,400    SOLE               X
STREAM GLOBAL SVCS INC       COM               86323M100          7,000    1,250,000    SOLE               X
SYNIVERSE HLDGS INC          COM               87163F106         43,730    2,138,370    SOLE               X
TARGET CORP                  COM               87612E106        333,380    6,780,145    SOLE               X
TECK RESOURCES LTD           CL B              878742204         29,240      988,500    SOLE               X
TEKELEC                      COM               879101103         72,710    5,491,705    SOLE               X
TENGION INC                  COM               88034G109            558      150,000    SOLE               X
TESSERA TECHNOLOGIES INC     COM               88164L100         50,170    3,125,828    SOLE               X
TRW AUTOMOTIVE HOLDINGS CORP COM               87264S106         27,092      982,655    SOLE               X
UAL CORP                     COM NEW           902549807         16,024      779,356    SOLE               X
ULTRA PETROLEUM CORP         COM               903914109         12,016      271,543    SOLE               X

                                                           MARKET VALUE                                  VOTING AUTHORITY
                                                               LONG                  INVESMENT   OTHER   ----------------
NAME OF ISSUER                TITLE OF CLASS     CUSIP        X1000        SHARES    DISCRETION MANAGERS SOLE SHARED NONE
---------------------------- ---------------- ----------- ------------- ------------ ---------- -------- ---- ------ ----
UNITEDHEALTH GROUP INC       COM               91324P102         83,875    2,953,334    SOLE               X
VERISIGN INC                 COM               92343E102         58,646    2,208,880    SOLE               X
VIACOM INC NEW               CL B              92553P201         32,829    1,046,517    SOLE               X
VONAGE HLDGS CORP            COM               92886T201         12,401    5,391,648    SOLE               X
GRAINGER W W INC             COM               384802104         46,443      467,000    SOLE               X
WALTER ENERGY INC            COM               93317Q105         19,168      315,000    SOLE               X
YUM! BRANDS INC              COM               988498101        170,850    4,376,286    SOLE               X
                                                          -------------
                                                              6,200,054